Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Major classes of inventories
Finished goods	$ 145.8	$ 194.8
Service parts	175.4	107.7
Raw materials and work in process	48.1	72.2
Total inventories	$ 369.3	$ 374.7